Equity Incentive Plans - Summary of non-vested stock options and restricted shares (Table) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares
Outstanding at January 1, 2015 | shares	0
Granted | shares	521,250
Outstanding as of December 31, 2015 | shares	521,250
Weighted average exercise price
Outstanding at January 1, 2015	$ 0
Granted	5.5
Outstanding as of December 31, 2015	5.5
Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	0
Granted	1.4121
Outstanding as of December 31, 2015	$ 1.4121